Financing receivables	6 Months Ended
Sep. 30, 2024
Financing Receivables [Abstract]
Financing receivables
8. Financing receivables:
In the normal course of business, Nomura extends financing to clients primarily in the form of loan receivables, loan commitments and collateralized agreements such as reverse repurchase agreements and securities borrowing transactions. These financing receivables are recognized as assets on Nomura’s consolidated balance sheets at fair value or on amortized cost basis and provide a contractual right to receive money either on demand or on future fixed or determinable dates.
The carrying value of financing receivables measured on an amortized cost basis is adjusted for allowances for current expected credit losses defined by ASC 326 “
Financial Instruments
—
Credit Losses
” (“ASC 326”) where appropriate. Allowances for current expected credit losses against recognized financial instruments are reported in the consolidated balance sheets within
Allowance for credit losses
.
Collateralized agreements
Collateralized agreements consist of reverse repurchase agreements reported as
Securities purchased under agreements to resell
and securities borrowing transactions reported as
Securities borrowed
in the consolidated balance sheets, including those executed under Japanese Gensaki Repo agreements. Reverse repurchase agreements and securities borrowing transactions principally involve the buying of government and government agency securities from customers under agreements that also require Nomura to resell these securities to those customers, or borrowing these securities with cash and non-cash
collateral. Nomura monitors the value of the underlying securities on a daily basis to the related receivables, including accrued interest, and requests or returns additional collateral when appropriate. Except for those transactions carried at fair value through election of the fair value option, reverse repurchase agreements are generally recognized in the consolidated balance sheets at the purchase price of the securities with applicable accrued interest. Securities borrowing transactions are generally recognized in the consolidated balance sheets at the amount of cash collateral advanced. Allowances for current expected credit losses against collateralized agreements are not typically significant either because of application of practical expedients permitted by ASC 326 based on the collateralization requirements and ongoing monitoring of the collateral levels or the short expected life of the financial instruments.
See Note 5 “
Collateralized transactions
” for more information about these types of financial instruments.
Loans receivable
The key types of loans receivable recognized by Nomura are loans at banks, short-term secured margin loans, inter-bank money market loans and corporate loans.
Loans at banks include both retail and commercial secured loans and traditional unsecured loans mainly extended by Nomura Trust & Banking Co., Ltd. Where retail and commercial loans are secured by real estate or securities, Nomura is exposed to the risk of a decline in the value of the underlying collateral. Loans at banks also include unsecured commercial loans provided to investment banking clients for relationship purposes. For unsecured commercial loans, Nomura is exposed to risk of default of the counterparty, although these counterparties usually have high or good credit ratings. Where loans are secured by guarantees, Nomura is also exposed to the risk of default by the guarantor.
Short-term secured margin loans are margin loans provided to clients in connection with securities brokerage activities provided by Nomura’s Wealth Management Division (renamed the Retail Division as the “Wealth Management Division”, effective from April 1, 2024, to match the condition of business). These loans provide funding for clients in order to purchase securities. Nomura requests initial margin in the form of acceptable securities or deposits against these loans and holds the purchased securities as collateral through the life of the loans. If the value of the securities declines by more than specified amounts, Nomura can make additional frequent margin calls in order to maintain a specified loan-to-value
(“LTV”) ratio. These clients are required and reasonably expected to continue to replenish the amount of collateral as required by Nomura. Allowances for current expected credit losses against short-term secured margin loans are therefore usually not significant.
Inter-bank money market loans are loans to financial institutions in the inter-bank money market, where overnight and intra-day
financings are traded through money market dealers. The risk to Nomura of making these loans is limited as only qualified financial institutions can participate in these markets and these loans are usually overnight or short-term in nature. Allowances for current expected credit losses against inter-bank money market loans are therefore usually not significant.

Corporate
loans are primarily commercial loans provided to corporate clients excluding loans at banks. Corporate loans include loans secured by real estate or securities and, unsecured commercial loans provided to investment banking clients for relationship purposes. The risk to Nomura of making these loans is similar to those risks arising from commercial loans reported in loans at banks. Advances to affiliated companies include loans to affiliated companies.
The following tables present a summary of loans receivable reported within
Loans and receivables
or
Investments in and advances to
affiliated companies
in the consolidated balance sheets as of March 31, 2024, and September 30, 2024 by portfolio segment.

	Millions of yen
	March 31, 2024
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥915,962	¥—	¥915,962
Short-term secured margin loans	608,332	—	608,332
Inter-bank money market loans	—	—	—
Corporate loans	1,870,316	2,074,585	3,944,901

Total loans receivables	¥3,394,610	¥2,074,585	¥5,469,195

Advances to affiliated companies	8,066	1,514	9,580

Total	¥3,402,676	¥2,076,099	¥5,478,775

	Millions of yen
	September 30, 2024
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥975,225	¥—	¥975,225
Short-term secured margin loans	725,420	—	725,420
Inter-bank money market loans	—	—	—
Corporate loans	1,608,372	2,045,084	3,653,456

Total loans receivables	¥3,309,017	¥2,045,084	¥5,354,101

Advances to affiliated companies	7,803	2,268	10,071

Total	¥3,316,820	¥2,047,352	¥5,364,172

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.
There were no significant purchases or sales of loans receivable during the six months ended September 30, 2023 and 2024, respectively.
There were also no significant reclassifications of loans receivable to or from trading assets during the six months ended September 30, 2023 and 2024, respectively.
Net unamortized deferred fees and costs, unamortized premiums and discounts related to loans receivable carried at amortized cost were not significant as of March 31, 2024 and September 30, 2024.

Allowances for current expected credit losses
Management has established allowances for current expected credit losses using the current expected credit losses impairment model (“CECL impairment model”) against the following types of financial instruments, including financing receivables, which are not measured at fair value on a recurring basis, to reflect the net amount Nomura expects to collect:

•	Loans receivable;

•	Written unfunded loan commitments and other off-balance sheet financial instruments;

•	Cash deposits;

•	Collateralized agreements such as reverse repos and securities borrowing transactions;

•	Customer contract assets and receivables; and

•	Other receivables including margin receivables, security deposits, default fund contributions to central clearing counterparties, reinsurance benefits, and net investments in finance leases.
Current expected credit losses for an individual or portfolio of financial instrument are measured at each Nomura reporting date based on expected credit losses over the remaining expected life of the financial instruments that consider forecast of future economic conditions in addition to information about past events and current conditions. Key macroeconomic inputs to our weighted average forecasts of three years include GDP and credit spreads. The risk of loss is considered, even when that risk of loss is remote. While management has based its estimate of the allowances for current expected credit losses on the best information available, future adjustments to the allowances may be necessary as a result of changes in the economic environment or variances between actual results and original assumptions.
Nomura has elected to exclude accrued interest receivable from the amortized cost basis of financial instruments used to measure expected credit losses. The amount of accrued interest receivable as of March 31, 2024 was ¥13,653 million. The amount of accrued interest receivable as of September 30, 2024 was ¥10,533 million.
The methodology used by Nomura to determine allowances for current expected credit losses in accordance with the CECL impairment model primarily depends on the nature of the financial instrument and whether certain practical expedients permitted by ASC 326 are applied.
Financial instruments subject to the CECL impairment model are written off when Nomura has deemed the loan or receivable as uncollectible, namely management believes there is no reasonable expectation of collecting future contractual cash flows and all commercially reasonable means of recovering outstanding principal and interest balances have been exhausted.

The
following table summarizes the methodology used for each significant type of financial instrument subject to the CECL impairment model and the key assumptions used which have impacted the measurement of current expected credit losses during the six months ended September 30, 2024.

Financial instrument	Methodology to determine current expected credit losses
Loans, written loan commitments, other off-balance sheet financial instruments and certain deposits
•   Full loss rate model developed by Nomura’s Risk department

•   Measures expected credit losses based on probability of default (“PD”), Loss Given Default (“LGD”) and Exposure at Default (“EAD”) inputs.

•   PD inputs incorporate forward-looking scenarios used by Nomura for internal risk management and capital purposes.

•   Immediate reversion method used for periods beyond which reasonable and supportable forecast is not available.

•   For financial instruments which have defaulted or are probable of defaulting, expected credit losses measured using discounted cash flow analyses or, where the financial instrument is collateral dependent, based on any shortfall of fair value of the underlying collateral.

Collateralized agreements, short-term secured margin loans and cash prime brokerage loans
•   For reverse repos and short-term secured margin loans and cash prime brokerage loans where frequent margining is required and the counterparty has ability to replenish margin, as permitted by a practical expedient provided by ASC 326, expected credit losses are limited to difference between carrying value of the reverse repo or margin loan and fair value of underlying collateral.

•   Securities borrowing transactions typically have very short expected lives and are collateralized and therefore expected credit losses are generally determined qualitatively to be insignificant based on historical experience and consistent monitoring of collateral.

Customer contract assets and receivables
•   Expected credit losses typically based on aging analysis where loss rates are applied to the carrying value based on historical experience, the current economic climate and specific information about the ability of the client to pay.

The
following tables present changes in the allowances for current expected credit losses for the six months ended September 30, 2023 and 2024 as determined using the CECL impairment model defined by ASC 326.

	Millions of yen
	Six months ended September 30, 2023
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,126	¥—	¥2,930	¥4,056	¥1,776	¥5,832
Provision for credit losses	—	—	537	537	14	551
Write-offs	—	—	(386)	(386)	—	(386)
Other (2)	(377)	—	226	(151)	(65)	(216)

Ending balance	¥749	¥—	¥3,307	¥4,056	¥1,725	¥5,781

	Millions of yen
	Six months ended September 30, 2024
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥785	¥—	¥1,631	¥2,416	¥15,631	¥18,047
Provision for credit losses	49	—	(165)	(116)	13	(103)
Write-offs	—	—	—	—	—	—
Other (2)	—	—	(89)	(89)	(1,231)	(1,320)

Ending balance	¥834	¥—	¥1,377	¥2,211	¥14,413	¥16,624

(1)	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
(2)	Primarily includes recoveries and foreign exchange movements.

Modifications of loans from borrowers experiencing financial difficulty
In the ordinary course of business, Nomura may modify loans classified as held for investment either because of financial difficulties of the borrower, or simply as a result of market conditions or for relationship reasons. Nomura adopted ASU
2022-02
“
Financial instruments – Credit losses (Topic 326): Troubled debt restructurings and vintage disclosures
” on April 1, 2023. The adoption of the ASU eliminated the recognition and measurement guidance for trouble debt restructurings (“TDRs”) and related disclosure requirements, and added new disclosures for the financial effect and subsequent performance of certain types of modifications of loans for borrowers experiencing financial difficulty. These modifications occur when Nomura (as lender) for economic or legal reasons related to the borrower’s financial difficulties grants a concession to the borrower including, but not limited to, interest rate reductions, term extensions, other-than-insignificant payment delays and principal forgiveness that would not otherwise have been required under the terms of the original agreement.
Expected credit losses for these types of modification which only involve modification of the loan’s terms (rather than receipt of assets in full or partial satisfaction) are now typically determined using a discounted cash flow analysis. Assets received in full or partial satisfaction of loans from borrowers experiencing financial difficulty are recognized at fair value.
The amounts of modifications of loans from borrowers experiencing financial difficulty which occurred during the six months ended September 30, 2023 and 2024 were not significant.
Nonaccrual and past due loans
Loans are placed on a nonaccrual status if interest is deemed uncollectible. Nomura policy is to define interest as being uncollectible if the borrower is determined to be in financial difficulty or an interest or principal payment on the underlying loan is 90 days or more past due.
Where a loan is placed on a nonaccrual status, any accrued but unpaid interest receivable is
reversed against revenue and no further accrual of interest is permitted. Interest income is subsequently recognized when a cash payment is received from the borrower using the cash basis method.
Generally, loans are only returned to an accrual status if the loan is brought contractually current, i.e., all overdue principal and interest amounts are paid. In limited circumstances, a loan which has not been brought contractually current will also be returned to an accrual status if all principal and interest amounts contractually due are reasonably assured of repayment within a reasonable period of time or there has been a sustained period of repayment performance by the borrower.
As of March 31, 2024, the amount of loans which were placed on a nonaccrual status was not significant. The amount of loans which were 90 days past due but were not on a nonaccrual status was not significant.
As of September 30, 2024, the amount of loans which were placed on a nonaccrual status was not significant. The amount of loans which were 90 days past due but were not on a nonaccrual status was not significant.
Credit quality indicators
Nomura is exposed to credit risks due to a decline in the value of loans or a default caused by deterioration of creditworthiness or bankruptcy of the borrower. Nomura’s risk management framework for such credit risks is based on a risk assessment through an internal rating process, in depth pre-financing
credit analysis of each individual loan and continuous post-financing monitoring of the borrower’s creditworthiness.
The following tables present an analysis of each portfolio segment not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries by years of origination as of March 31, 2024 and September 30, 2024.

	Millions of yen
	March 31, 2024
	2024	2023	2022	2021	2020	2019 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥122,946	¥213,785	¥12,000	¥5,660	¥2,650	¥27,115	¥—	¥384,156
BB-CCC	108,558	215,226	5,086	—	995	283	—	330,148
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	139,104	—	—	—	—	—	139,104

Total secured loans at banks	¥231,504	¥568,115	¥17,086	¥5,660	¥3,645	¥27,398	¥—	¥853,408

Unsecured loans at banks:
AAA-BBB	¥4,075	¥9,904	¥2,844	¥8,449	¥6,352	¥25,099	¥—	¥56,723
BB-CCC	900	756	—	1,000	875	2,300	—	5,831
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥4,975	¥10,660	¥2,844	¥9,449	¥7,227	¥27,399	¥—	¥62,554

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	285,209	19,038	—	—	—	—	304,085	608,332

Total short-term secured margin loans	¥285,209	¥19,038	¥—	¥—	¥—	¥—	¥304,085	¥608,332

Secured corporate loans:
AAA-BBB	¥32,362	¥217,440	¥177,557	¥113,559	¥84,442	¥103,995	¥685,608	¥1,414,963
BB-CCC	—	25,759	17,018	12,591	32,187	8,204	161,371	257,130
CC-D	—	—	—	—	—	—	—	—
Others (1)	8,203	302	—	—	—	—	252	8,757

Total secured corporate loans	¥40,565	¥243,501	¥194,575	¥126,150	¥116,629	¥112,199	¥847,231	¥1,680,850

	Millions of yen
	March 31, 2024
	2024	2023	2022	2021	2020	2019 or earlier	Revolving	Total
Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	36,329	8,376	—	—	—	—	—	44,705
CC-D	—	—	—	—	—	—	—	—
Others	150	122	—	537	—	143,952	—	144,761

Total unsecured corporate loans	¥36,479	¥8,498	¥—	¥537	¥—	¥143,952	¥—	¥189,466

Advances to affiliated companies
AAA-BBB	¥—	¥4,066	¥3,000	¥1,000	¥—	¥—	¥—	¥8,066
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥4,066	¥3,000	¥1,000	¥—	¥—	¥—	¥8,066

Total	¥598,732	¥853,878	¥217,505	¥142,796	¥127,501	¥310,948	¥1,151,316	¥3,402,676

(1)	Relates to collateralized exposures where a specified ratio of LTV is maintained.
(2)	The amounts of write-offs as of March 31, 2024 were not significant.

	Millions of yen
	September 30, 2024
	2024	2023	2022	2021	2020	2019 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥284,167	¥73,126	¥7,000	¥5,150	¥2,600	¥24,784	¥—	¥396,827
BB-CCC	274,315	77,042	8,464	—	970	266	—	361,057
CC-D	—	—	—	—	—	—	—	—
Others (1)	160,827	—	—	—	—	—	—	160,827

Total secured loans at banks	¥719,309	¥150,168	¥15,464	¥5,150	¥3,570	¥25,050	¥—	¥918,711

Unsecured loans at banks:
AAA-BBB	¥5,405	¥9,367	¥2,506	¥8,055	¥3,950	¥21,725	¥—	¥51,008
BB-CCC	1,000	756	—	—	1,550	2,200	—	5,506
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥6,405	¥10,123	¥2,506	¥8,055	¥5,500	¥23,925	¥—	¥56,514

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	409,370	2,785	—	—	—	—	313,265	725,420

Total short-term secured margin loans	¥409,370	¥2,785	¥—	¥—	¥—	¥—	¥313,265	¥725,420

Secured corporate loans:
AAA-BBB	¥229,053	¥237,408	¥141,224	¥59,940	¥61,724	¥82,337	¥280,143	¥1,091,829
BB-CCC	37,480	57,005	22,832	4,022	34,636	2,372	154,391	312,738
CC-D	—	—	—	—	—	—	189	189
Others (1)	67,640	—	—	—	257	—	132	68,029

Total secured corporate loans	¥334,173	¥294,413	¥164,056	¥63,962	¥96,617	¥84,709	¥434,855	¥1,472,785

	Millions of yen
	September 30, 2024
	2024	2023	2022	2021	2020	2019 or earlier	Revolving	Total
Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	184	113	—	503	—	134,787	—	135,587

Total unsecured corporate loans	¥184	¥113	¥—	¥503	¥—	¥134,787	¥—	¥135,587

Advances to affiliated companies
AAA-BBB	¥—	¥3,803	¥3,000	¥1,000	¥—	¥—	¥—	¥7,803
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥3,803	¥3,000	¥1,000	¥—	¥—	¥—	¥7,803

Total	¥1,469,441	¥461,405	¥185,026	¥78,670	¥105,687	¥268,471	¥748,120	¥3,316,820

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	The amounts of write-offs as of September 30, 2024 were not significant.

The
following table presents a definition of each of the internal ratings used in the Nomura.

Rating Range	Definition
AAA	Highest credit quality category. An obligor or facility has extremely strong capacity to meet its financial commitments. ‘AAA range’ is the highest credit rating assigned by Nomura. Extremely low probability of default.

AA	Very high credit quality category. An obligor or facility has very strong capacity to meet its financial commitments. Very low probability of default but higher that of ‘AAA range.’

A	High credit quality category. An obligor or facility has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than those in higher-rated categories. Low probability of default but higher than that of ‘AA range.’

BBB	Good credit quality category. An obligor or facility has adequate capacity to meet its financial commitments. However, adverse economic conditions or changes in circumstances are more likely to lead to a weakened capacity to meet its financial commitments. Medium probability of default but higher than that of ‘A range.’

BB	Speculative credit quality category. An obligor or facility is less vulnerable in the near term than other lower-ratings. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the inadequate capacity to meet its financial commitments. Medium to high probability of default but higher than that of ‘BBB range.’

B	Highly speculative credit quality category. An obligor or facility is more vulnerable than those rated ‘BB range,’ but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the issuer’s or obligor’s capacity or willingness to meet its financial commitments. High probability of default—higher than that of ‘BB range.’

CCC	Substantial credit risk. An obligor or facility is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments. Strong probability of default – higher than that of

‘B range’.

CC	An obligor or facility is currently highly vulnerable to insolvency or is under distressed debt restructuring. Due to insolvency concern or payment failure, a termination notice and close out is initiated. It also includes a solvent obligor past due on financial obligations by more than three months. The obligor continues to be a going-concern.

C	An obligor or facility is imminent to file for bankruptcy (i.e. Chapter 11 or equivalent) in the near-term. The going-concern status is about to cease; unless for an extraordinary turnaround event.

D	An Obligor or facility has filed for bankruptcy, administration, receivership, liquidation or other winding up or cessation of business of an obligor or other similar situations. D range includes sale of assets (i.e. loans) at a material loss of more than 30%, or the obligor is externally rated ‘D range’ by any Designated External Rating Agencies.
Nomura reviews internal ratings at least once a year by using available credit information of obligors including financial statements and other information. Internal ratings are also reviewed more frequently for high-risk obligors or problematic exposures and any significant credit event of obligors will trigger an immediate credit review process.